CAPITAL AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt repayments
Cash and cash equivalent balances	$ 1,025.8	$ 827.0	$ 1,043.9
Liquidity risk
Debt repayments
Cash and cash equivalent balances	1,025.8
Liquidity risk | Long-term debt
Debt repayments
Long-term debt	2,684.0
Liquidity risk | 2018 | Long-term debt
Debt repayments
Long-term debt	95.6
Liquidity risk | 2019, 2020 | Long-term debt
Debt repayments
Long-term debt	190.2
Liquidity risk | 2021, 2022 | Long-term debt
Debt repayments
Long-term debt	664.5
Liquidity risk | 2023 and thereafter | Long-term debt
Debt repayments
Long-term debt	$ 1,733.7